Guarantees (Tables)	12 Months Ended
Dec. 31, 2016
Guarantees [Abstract]
Schedule of Guarantor Obligations [Table Text Block]
As of December 31, 2016 and 2015, the following financial guarantees were outstanding:

	December 31, 2016		December 31, 2015
(dollars in millions)	Maximum Potential Payment	Carrying Amount of Liability	Maximum Potential Payment	Carrying Amount of Liability
Commercial aerospace financing arrangements (see Note 5)	$348	$14	$365	$12
Credit facilities and debt obligations (expire 2017 to 2028)	270	15	241	—
Performance guarantees	55	4	55	3

Product Warranty Disclosure [Table Text Block]
The changes in the carrying amount of service and product warranties and product performance guarantees for the years ended December 31, 2016 and 2015 are as follows:

(dollars in millions)	2016	2015
Balance as of January 1	$1,212	$1,264
Warranties and performance guarantees issued	246	291
Settlements made	(240)	(259)
Other	(19)	(84)
Balance as of December 31	$1,199	$1,212